LONG-TERM INVESTMENTS (Detail Textuals)	1 Months Ended	12 Months Ended
	Nov. 27, 2017 Share Day $ / shares shares	Dec. 31, 2018 Year $ / shares $ / shares	Dec. 31, 2017 $ / shares
Disclosure of transactions between related parties [line items]
Expected life | Year		3.9
Risk free interest rate		1.86%
Expected annualized volatility		121.98%
Expected dividend yield
Fair value of warrants		$ 0.07
Share price used for fair value		$ 0.10	$ 0.30
Avricore Health Inc. ("Avricore", formerly VANC Pharmaceuticals Inc.) | Subscription agreement
Disclosure of transactions between related parties [line items]
Number of units purchased | shares	1,666,667
Number of common shares issued to purchase warrant | shares	1,666,667
Share price	$ 0.20
Closing price	$ 0.25
Expiry date of warrant	Nov. 27, 2022
Notice period of agreement	30 days
Number of common share entitle | Share	1
Number of consecutive trading days | Day	10